Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Cash flows from operating activities
Net income	$ 4,296	$ 3,201	$ 12,158	$ 8,191
Adjustments for non-cash items and others
Provision for credit losses	(540)	675	(526)	3,924
Depreciation	323	326	955	985
Deferred income taxes	31	(266)	817	(680)
Amortization and impairment of other intangibles	333	326	972	953
Net changes in investments in joint ventures and associates	(45)	(19)	(93)	(54)
Losses (Gains) on investment securities	(8)	(65)	(131)	(163)
Losses (Gains) on disposition of businesses	0	0	(26)	8
Adjustments for net changes in operating assets and liabilities
Insurance claims and policy benefit liabilities	387	1,038	281	1,020
Net change in accrued interest receivable and payable	(173)	301	(532)	(28)
Current income taxes	197	484	870	(470)
Derivative assets	(4,797)	(16,571)	11,455	(55,818)
Derivative liabilities	4,748	10,769	(12,777)	56,936
Trading securities	(8,161)	(9,377)	2,182	915
Loans, net of securitizations	(23,972)	17,258	(35,952)	(40,469)
Assets purchased under reverse repurchase agreements and securities borrowed	(11,865)	17,319	(6,881)	(1,254)
Obligations related to assets sold under repurchase agreements and securities loaned	14,116	(4,837)	(3,066)	47,182
Obligations related to securities sold short	2,943	(3,506)	5,475	1,772
Deposits, net of securitizations	51,555	7,692	72,923	132,148
Brokers and dealers receivable and payable	315	188	(383)	2,541
Other	(2,775)	3,836	3,445	(16,962)
Net cash from (used in) operating activities	26,908	28,772	51,166	140,677
Cash flows from investing activities
Change in interest-bearing deposits with banks	(16,951)	7,749	(41,369)	(2,303)
Proceeds from sales and maturities of investment securities	23,799	27,712	87,109	80,293
Purchases of investment securities	(30,930)	(41,642)	(92,695)	(120,375)
Net acquisitions of premises and equipment and other intangibles	(614)	(540)	(1,539)	(2,043)
Proceeds from dispositions	0	0	78	0
Net cash from (used in) investing activities	(24,696)	(6,721)	(48,416)	(44,428)
Cash flows from financing activities
Issuance of subordinated debentures	0	1,250	1,000	2,750
Repayment of subordinated debentures	0	(1,000)	(1,500)	(3,000)
Issue of common shares, net of issuance costs	23	16	76	55
Common shares purchased for cancellation	0	0	0	(814)
Issue of preferred shares and other equity instruments, net of issuance costs	998	1,746	2,245	1,746
Redemption of preferred shares and other equity instruments	(725)	0	(725)	(8)
Sales of treasury shares and other equity instruments	1,423	864	3,564	4,098
Purchases of treasury shares and other equity instruments	(1,539)	(920)	(3,546)	(4,171)
Dividends paid on shares and distributions paid on other equity instruments	(1,616)	(1,602)	(4,826)	(4,730)
Dividends/distributions paid to non-controlling interests	(1)	0	(3)	(4)
Change in short-term borrowings of subsidiaries	(6)	(1,518)	(14)	13
Repayment of lease liabilities	(160)	(142)	(458)	(438)
Net cash from (used in) financing activities	(1,603)	(1,306)	(4,187)	(4,503)
Effect of exchange rate changes on cash and due from banks	491	(341)	(2,044)	1,125
Net change in cash and due from banks	1,100	20,404	(3,481)	92,871
Cash and due from banks at beginning of period	114,307	98,777	118,888	26,310
Cash and due from banks at end of period	115,407	119,181	115,407	119,181
Amount of interest paid	1,826	2,303	6,121	10,871
Amount of interest received	6,581	7,634	20,052	26,288
Amount of dividends received	582	831	1,933	2,135
Amount of income taxes paid	$ 927	$ 655	$ 3,201	$ 2,372